Note 3 - Summary of Significant Accounting Policy (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liabilities, weighted average rate applied		12.60%
Amortization period of intangible assets of definite useful life	5 years	5 years
Bottom of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life	3 years
Top of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life	5 years
IFRIC 23 [member]
Statement Line Items [Line Items]
Amount reclassified from provisions to income tax and social contribution payable	R$ 251.6